Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) reporting_unit	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Interest trade receivable percentage	100.00%
Receivables disposed of	$ 45.0	$ 40.0
Accounts payable, third party programs	$ 105.0	$ 55.0
Number of reporting units | reporting_unit	7